Intangible Assets - Details Of Intangible Assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 785,386	$ 660,766	₩ 792,077	₩ 844,110	₩ 597,520
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,225,702		2,079,836
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,403,415)		(1,250,862)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(36,901)		(36,897)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	345,449		334,290	350,682	153,602
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	345,449		334,290
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	723		709	692	562
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,057		1,810
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,334)		(1,101)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	207,708		208,873	225,193	240,320
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	661,959		582,998
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(454,251)		(374,125)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	193,182		205,445	234,147	169,024
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	1,174,565		1,114,615
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(947,830)		(875,636)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(33,553)		(33,534)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	37,607		36,091	29,330	23,597
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	40,955		39,454
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(3,348)		(3,363)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	717		6,669	₩ 4,066	₩ 10,415
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	717		6,669
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 0		₩ 0